4. Stock Options and Warrants: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$4.05	236,667	236,667	1.23
0.40	600,000	575,000	3.17
Total	836,667	811,667

The weighted average remaining contractual life of options outstanding as of December 31, 2013 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$4.05	236,667	236,667	2.23
0.40	600,000	375,000	4.17
Total	836,667	611,667